Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property, Equipment And Software	The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease terms or estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

Summary of Intangible Assets
Intangible assets purchased are recognized and measured at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Category	Estimated useful lives
Domains	10 years

Summary of total Revenue

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Online recruitment services to enterprise customers
—Key accounts	155,819	330,795	928,360
—Mid-sized accounts	363,282	696,325	1,513,506
—Small-sized accounts	467,758	900,058	1,777,160
Other s	11,861	17,181	40,102

Total	998,720	1,944,359	4,259,128